Financial Instruments and Risk Management - Financial Derivatives Marked-To-Market (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Realized financial derivatives (gain) loss	$ (36,212)	$ 334,481
Unrealized financial derivatives loss (gain)	11,517	(135,471)
Financial derivatives (gain) loss	$ (24,695)	$ 199,010